Offerings - Offering: 1	Aug. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common units representing limited partner interests
Amount Registered | shares	36,986,158
Maximum Aggregate Offering Price	$ 1,401,627,425.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 214,589.16
Rule 457(f)	true
Amount of Securities Received | shares	59,177,852
Value of Securities Received, Per Share	23.68
Value of Securities Received	$ 1,401,627,424.62
Fee Note MAOP	$ 1,401,627,424.62
Offering Note	(1) Represents the estimated maximum number of common units representing limited partner interests of Western Midstream Partners, LP (the "Registrant") issuable upon the completion of the mergers and other transactions contemplated by the Agreement and Plan of Merger, dated as of August 6, 2025, by and among the Registrant, Arrakis OpCo Merger Sub LLC, Arrakis Holdings Inc., Arrakis Unit Merger Sub LLC, Arrakis Cash Merger Sub LLC, Aris Water Solutions, Inc. ("Aris") and Aris Water Holdings, LLC (as may be amended, the "Merger Agreement") and is based upon the product of an exchange ratio in the Merger Agreement of 0.625 multiplied by the sum of (i) 32,710,743 shares of Class A common stock, par value $0.01 per share, of Aris ("Aris Class A Common Stock") estimated to be issued and outstanding immediately prior to the Cash Merger Effective Time (as defined in the Merger Agreement), and (ii) 26,467,109 Aris OpCo Stapled Units (as defined in the Merger Agreement) estimated to be issued and outstanding immediately prior to the Effective Time (as defined in the Merger Agreement). (2) Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. Such amount equals the product of (i) $23.685, the average of the high and the low prices per share of Aris Class A Common Stock, as reported on the New York Stock Exchange on August 26, 2025, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (ii) 59,177,852, the sum of the estimated maximum number of shares of Aris Class A Common Stock and Aris OpCo Stapled Units that may be exchanged for the securities being registered.